Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INCOME FUNDS
JPMorgan High Yield Fund
(the “Fund”)
(All Share Classes)
(a series of JPMorgan Trust II)
Supplement dated November 22, 2022
to the current Summary Prospectuses and Prospectuses, as supplemented
CHANGE IN BENCHMARK. Effective January 1, 2023 (the “Effective Date”), the Fund will change its primary benchmark from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index (the “Old Primary Benchmark”) to the ICE BofAML US High Yield Constrained Index (the “New Primary Benchmark”). The Old Primary Benchmark will now become the Fund’s secondary benchmark. There will be no change in the Fund’s investment strategies as a result of the benchmark change.
On the Effective Date, the first paragraph of “The Fund’s Past Performance” section and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of each Summary Prospectus and Prospectus for the Fund are hereby deleted and replaced with the below accordingly:
Class A, Class C and Class I Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the ICE BofAML US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2021)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	6.77%	5.24%	5.86%
Return After Taxes on Distributions	4.72	2.93	3.27
Return After Taxes on Distributions and Sale of Fund Shares	3.98	2.97	3.37
CLASS A SHARES
Return Before Taxes	2.63	4.22	5.22
CLASS C SHARES
Return Before Taxes	5.13	4.49	5.18
ICE BOFAML US HIGH YIELD CONSTRAINED INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.35	6.08	6.71
BLOOMBERG U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX
(Reflects No Deduction for Taxes)	5.26	6.28	6.82
1
Effective January 1, 2023, the Fund’s primary benchmark changed from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index to the ICE BofAML US High Yield Constrained Index, which more closely reflects the Fund’s investment universe.

Class R2, Class R3, Class R4, Class R5 and Class R6 Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the ICE BofAML US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield – 2% Issuer Capped Index. The performance of Class R3 and Class R4 Shares are based on the performance of Class I Shares (which are not offered in this prospectus) of the Fund prior to their inception. Prior class performance for Class R3 and Class R4 Shares has been adjusted to reflect differences in expenses between Class R3 and Class R4 Shares and Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2021)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	7.08%	5.43%	6.01%
Return After Taxes on Distributions	4.96	3.05	3.37
Return After Taxes on Distributions and Sale of Fund Shares	4.16	3.09	3.47
CLASS R2 SHARES
Return Before Taxes	6.18	4.62	5.28
CLASS R3 SHARES
Return Before Taxes	6.52	4.90	5.55
CLASS R4 SHARES
Return Before Taxes	6.79	5.16	5.81
CLASS R5 SHARES
Return Before Taxes	6.80	5.31	5.92
ICE BOFAML US HIGH YIELD CONSTRAINED INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.35	6.08	6.71
BLOOMBERG U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX
(Reflects No Deduction for Taxes)	5.26	6.28	6.82
2
Effective January 1, 2023, the Fund’s primary benchmark changed from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index to the ICE BofAML US High Yield Constrained Index, which more closely reflects the Fund’s investment universe.

A, C, I Shares | JPMorgan High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INCOME FUNDS
JPMorgan High Yield Fund
(the “Fund”)
(All Share Classes)
(a series of JPMorgan Trust II)
Supplement dated November 22, 2022
to the current Summary Prospectuses and Prospectuses, as supplemented
CHANGE IN BENCHMARK. Effective January 1, 2023 (the “Effective Date”), the Fund will change its primary benchmark from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index (the “Old Primary Benchmark”) to the ICE BofAML US High Yield Constrained Index (the “New Primary Benchmark”). The Old Primary Benchmark will now become the Fund’s secondary benchmark. There will be no change in the Fund’s investment strategies as a result of the benchmark change.
On the Effective Date, the first paragraph of “The Fund’s Past Performance” section and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of each Summary Prospectus and Prospectus for the Fund are hereby deleted and replaced with the below accordingly:
Class A, Class C and Class I Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the ICE BofAML US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2021)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	6.77%	5.24%	5.86%
Return After Taxes on Distributions	4.72	2.93	3.27
Return After Taxes on Distributions and Sale of Fund Shares	3.98	2.97	3.37
CLASS A SHARES
Return Before Taxes	2.63	4.22	5.22
CLASS C SHARES
Return Before Taxes	5.13	4.49	5.18
ICE BOFAML US HIGH YIELD CONSTRAINED INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.35	6.08	6.71
BLOOMBERG U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX
(Reflects No Deduction for Taxes)	5.26	6.28	6.82
1
Effective January 1, 2023, the Fund’s primary benchmark changed from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index to the ICE BofAML US High Yield Constrained Index, which more closely reflects the Fund’s investment universe.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the ICE BofAML US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑480‑4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2023, the Fund’s primary benchmark changed from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index to the ICE BofAML US High Yield Constrained Index, which more closely reflects the Fund’s investment universe.
A, C, I Shares | JPMorgan High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.63%
Past 5 Years	rr_AverageAnnualReturnYear05	4.22%
Past 10 Years	rr_AverageAnnualReturnYear10	5.22%
A, C, I Shares | JPMorgan High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.13%
Past 5 Years	rr_AverageAnnualReturnYear05	4.49%
Past 10 Years	rr_AverageAnnualReturnYear10	5.18%
A, C, I Shares | JPMorgan High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.77%
Past 5 Years	rr_AverageAnnualReturnYear05	5.24%
Past 10 Years	rr_AverageAnnualReturnYear10	5.86%
A, C, I Shares | JPMorgan High Yield Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.72%
Past 5 Years	rr_AverageAnnualReturnYear05	2.93%
Past 10 Years	rr_AverageAnnualReturnYear10	3.27%
A, C, I Shares | JPMorgan High Yield Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.98%
Past 5 Years	rr_AverageAnnualReturnYear05	2.97%
Past 10 Years	rr_AverageAnnualReturnYear10	3.37%
A, C, I Shares | JPMorgan High Yield Fund | ICE BOFAML US HIGH YIELD CONSTRAINED INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.35%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	6.08%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	6.71%	[1]
A, C, I Shares | JPMorgan High Yield Fund | BLOOMBERG U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.26%
Past 5 Years	rr_AverageAnnualReturnYear05	6.28%
Past 10 Years	rr_AverageAnnualReturnYear10	6.82%
R2, R3, R4, R5, R6 Shares | JPMorgan High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INCOME FUNDS
JPMorgan High Yield Fund
(the “Fund”)
(All Share Classes)
(a series of JPMorgan Trust II)
Supplement dated November 22, 2022
to the current Summary Prospectuses and Prospectuses, as supplemented
CHANGE IN BENCHMARK. Effective January 1, 2023 (the “Effective Date”), the Fund will change its primary benchmark from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index (the “Old Primary Benchmark”) to the ICE BofAML US High Yield Constrained Index (the “New Primary Benchmark”). The Old Primary Benchmark will now become the Fund’s secondary benchmark. There will be no change in the Fund’s investment strategies as a result of the benchmark change.
On the Effective Date, the first paragraph of “The Fund’s Past Performance” section and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of each Summary Prospectus and Prospectus for the Fund are hereby deleted and replaced with the below accordingly:
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the ICE BofAML US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield – 2% Issuer Capped Index. The performance of Class R3 and Class R4 Shares are based on the performance of Class I Shares (which are not offered in this prospectus) of the Fund prior to their inception. Prior class performance for Class R3 and Class R4 Shares has been adjusted to reflect differences in expenses between Class R3 and Class R4 Shares and Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2021)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	7.08%	5.43%	6.01%
Return After Taxes on Distributions	4.96	3.05	3.37
Return After Taxes on Distributions and Sale of Fund Shares	4.16	3.09	3.47
CLASS R2 SHARES
Return Before Taxes	6.18	4.62	5.28
CLASS R3 SHARES
Return Before Taxes	6.52	4.90	5.55
CLASS R4 SHARES
Return Before Taxes	6.79	5.16	5.81
CLASS R5 SHARES
Return Before Taxes	6.80	5.31	5.92
ICE BOFAML US HIGH YIELD CONSTRAINED INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.35	6.08	6.71
BLOOMBERG U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX
(Reflects No Deduction for Taxes)	5.26	6.28	6.82
2
Effective January 1, 2023, the Fund’s primary benchmark changed from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index to the ICE BofAML US High Yield Constrained Index, which more closely reflects the Fund’s investment universe.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the ICE BofAML US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield – 2% Issuer Capped Index. The performance of Class R3 and Class R4 Shares are based on the performance of Class I Shares (which are not offered in this prospectus) of the Fund prior to their inception. Prior class performance for Class R3 and Class R4 Shares has been adjusted to reflect differences in expenses between Class R3 and Class R4 Shares and Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑480‑4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2023, the Fund’s primary benchmark changed from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index to the ICE BofAML US High Yield Constrained Index, which more closely reflects the Fund’s investment universe.
R2, R3, R4, R5, R6 Shares | JPMorgan High Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.18%
Past 5 Years	rr_AverageAnnualReturnYear05	4.62%
Past 10 Years	rr_AverageAnnualReturnYear10	5.28%
R2, R3, R4, R5, R6 Shares | JPMorgan High Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.52%
Past 5 Years	rr_AverageAnnualReturnYear05	4.90%
Past 10 Years	rr_AverageAnnualReturnYear10	5.55%
R2, R3, R4, R5, R6 Shares | JPMorgan High Yield Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.79%
Past 5 Years	rr_AverageAnnualReturnYear05	5.16%
Past 10 Years	rr_AverageAnnualReturnYear10	5.81%
R2, R3, R4, R5, R6 Shares | JPMorgan High Yield Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.80%
Past 5 Years	rr_AverageAnnualReturnYear05	5.31%
Past 10 Years	rr_AverageAnnualReturnYear10	5.92%
R2, R3, R4, R5, R6 Shares | JPMorgan High Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.08%
Past 5 Years	rr_AverageAnnualReturnYear05	5.43%
Past 10 Years	rr_AverageAnnualReturnYear10	6.01%
R2, R3, R4, R5, R6 Shares | JPMorgan High Yield Fund | Return After Taxes on Distributions | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.96%
Past 5 Years	rr_AverageAnnualReturnYear05	3.05%
Past 10 Years	rr_AverageAnnualReturnYear10	3.37%
R2, R3, R4, R5, R6 Shares | JPMorgan High Yield Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.16%
Past 5 Years	rr_AverageAnnualReturnYear05	3.09%
Past 10 Years	rr_AverageAnnualReturnYear10	3.47%
R2, R3, R4, R5, R6 Shares | JPMorgan High Yield Fund | ICE BOFAML US HIGH YIELD CONSTRAINED INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.35%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	6.08%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	6.71%	[1]
R2, R3, R4, R5, R6 Shares | JPMorgan High Yield Fund | BLOOMBERG U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.26%
Past 5 Years	rr_AverageAnnualReturnYear05	6.28%
Past 10 Years	rr_AverageAnnualReturnYear10	6.82%

[1]	Effective January 1, 2023, the Fund’s primary benchmark changed from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index to the ICE BofAML US High Yield Constrained Index, which more closely reflects the Fund’s investment universe.